Indebtedness (Aggregate Maturities Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Indebtedness [Abstract]
2012	$ 2,206
2013	2,811
2014	1,256
2015	972
2016	2,563
2017-2021	4,927
2022-2026	148
Thereafter	2,250
Long-term debt, gross	17,133
Debt discounts	(99)
Long-term debt	$ 17,034	$ 14,755